Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 2,160	$ 3,554	$ 1,808
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and other non-cash items	511	483	382
Realized capital gains and losses	877	(445)	90
Pension and other postretirement remeasurement gains and losses	468	(217)	270
Gain on disposition of operations	(6)	(20)	(5)
Interest credited to contractholder funds	654	690	726
Goodwill impairment	0	125	0
Changes in:
Policy benefits and other insurance reserves	469	302	631
Unearned premiums	915	463	362
Deferred policy acquisition costs	(296)	(214)	(165)
Premium installment receivables, net	(396)	(131)	(42)
Reinsurance recoverables, net	(656)	(211)	(264)
Income taxes	(380)	(52)	381
Other operating assets and liabilities	855	(13)	(181)
Net cash provided by operating activities	5,175	4,314	3,993
Proceeds from sales
Fixed income securities	33,183	25,341	25,061
Equity securities	6,859	6,504	5,546
Limited partnership interests	764	1,125	881
Other investments	533	274	262
Investment collections
Fixed income securities	3,466	4,194	4,533
Mortgage loans	529	600	501
Other investments	488	642	421
Investment purchases
Fixed income securities	(36,960)	(31,145)	(27,990)
Equity securities	(5,936)	(6,585)	(5,950)
Limited partnership interests	(1,679)	(1,440)	(1,450)
Mortgage loans	(664)	(646)	(646)
Other investments	(864)	(999)	(885)
Change in short-term investments, net	(505)	2,610	(2,446)
Change in other investments, net	(98)	(30)	(51)
Purchases of property and equipment, net	(277)	(299)	(313)
Acquisition of operations	(558)	(1,356)	0
Net cash used in investing activities	(1,719)	(1,210)	(2,526)
Cash flows from financing activities
Proceeds from issuance of long-term debt	498	0	1,236
Redemption and repayment of long-term debt	(400)	0	(17)
Proceeds from issuance of preferred stock	557	0	0
Redemption of preferred stock	(385)	0	0
Contractholder fund deposits	1,010	1,025	1,049
Contractholder fund withdrawals	(1,967)	(1,890)	(2,087)
Dividends paid on common stock	(614)	(525)	(486)
Dividends paid on preferred stock	(134)	(116)	(116)
Treasury stock purchases	(2,303)	(1,495)	(1,337)
Shares reissued under equity incentive plans, net	73	135	164
Excess tax benefits on share-based payment arrangements	0	0	32
Other	91	(57)	36
Net cash used in financing activities	(3,574)	(2,923)	(1,526)
Net (decrease) increase in cash	(118)	181	(59)
Cash at beginning of year	617	436	495
Cash at end of year	$ 499	$ 617	$ 436